Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
ATAC Rotation Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	Investor Class
Trading Symbol	ATACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855-ATACFUND (855-282-2386) or by contacting the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855-282-2386)
Additional Information Website	www.atacfunds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund - Investor Class	$212	1.84%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 30.81% for the fiscal year ended August 31, 2024 vs. 27.14% for the S&P 500® Index. The Fund’s investments rotate between U.S. Treasuries and small-caps/large-caps/emerging markets depending on the potential for near-term volatility. During the reporting period, the financial markets were affected by both Fed monetary policy expectations and the view that inflation rates were normalizing. Returns for stocks and bonds were mixed and the positive correlation within these two asset classes presented some challenges for risk management.

What Factors Influenced Performance

To be effective, risk rotation strategies need the appropriate expression of risk-off behavior (Treasuries) to maximize the opportunity for outperformance. In many cases, Treasuries underperformed as stocks underperformed and that prevented some risk mitigation that the Fund is designed to provide. Leveraged exposure to equities in risk-on environments where market gains broadened out proved particularly advantageous.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	5 Year	10 Year
ATAC Rotation Fund - Investor Class	30.81%	5.36%	4.96%
S&P 500® Index	27.14%	15.92%	12.98%
Lipper Flexible Portfolio Fund Index	14.32%	7.98%	6.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.atacfunds.com for more recent performance information.
Net Assets	$ 56,800,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 414,119
Investment Company, Portfolio Turnover	2155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Millions)	$56.8
Number of Holdings	6
Total Advisory Fee Paid	$414,119
Annual Portfolio Turnover	2,155%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of net assets)
iShares Core S&P Small-Cap Fund	34.6
Schwab U.S. Small-Cap Fund	24.7
iShares Russell 2000 Fund	14.8
Direxion Daily Small Cap Bull 3x Fund	14.7
SPDR Portfolio S&P 600 Small Cap Fund	9.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
ATAC Rotation Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	ATAC Rotation Fund
Class Name	Institutional Class
Trading Symbol	ATCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855-ATACFUND (855-282-2386) or by contacting the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855-282-2386)
Additional Information Website	www.atacfunds.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund - Institutional Class	$184	1.59%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 31.11% for the fiscal year ended August 31, 2024 vs. 27.14% for the S&P 500® Index. The Fund’s investments rotate between U.S. Treasuries and small-caps/large-caps/emerging markets depending on the potential for near-term volatility. During the reporting period, the financial markets were affected by both Fed monetary policy expectations and the view that inflation rates were normalizing. Returns for stocks and bonds were mixed and the positive correlation within these two asset classes presented some challenges for risk management.

What Factors Influenced Performance

To be effective, risk rotation strategies need the appropriate expression of risk-off behavior (Treasuries) to maximize the opportunity for outperformance. In many cases, Treasuries underperformed as stocks underperformed and that prevented some risk mitigation that the Fund is designed to provide. Leveraged exposure to equities in risk-on environments where market gains broadened out proved particularly advantageous.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $25,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	5 Year	Since Inception (3/26/2018)
ATAC Rotation Fund - Institutional Class	31.11%	5.62%	4.67%
S&P 500® Index	27.14%	15.92%	14.36%
Lipper Flexible Portfolio Fund Index	14.32%	7.98%	7.09%

Performance Inception Date	Mar. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.atacfunds.com for more recent performance information.
Net Assets	$ 56,800,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 414,119
Investment Company, Portfolio Turnover	2155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Millions)	$56.8
Number of Holdings	6
Total Advisory Fee Paid	$414,119
Annual Portfolio Turnover	2,155%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Holdings	(% of net assets)
iShares Core S&P Small-Cap Fund	34.6
Schwab U.S. Small-Cap Fund	24.7
iShares Russell 2000 Fund	14.8
Direxion Daily Small Cap Bull 3x Fund	14.7
SPDR Portfolio S&P 600 Small Cap Fund	9.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.